Accounts Receivable, Net (Details) $ in Thousands, ¥ in Millions	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)
Accounts receivable, Net [Line Items]
Revenue from the customers | $	$ 48,825		$ 89,595
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Two Customer [Member]
Accounts receivable, Net [Line Items]
Risk percentage	10.00%	10.00%
Revenue from the customers		¥ 4.9
Revenue		¥ 19.9
Revenue Benchmark [Member] | Supplier Concentration Risk [Member] | Two Supplier [Member]
Accounts receivable, Net [Line Items]
Risk percentage	10.00%	10.00%